Long Term Bank Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG TERM BANK LOANS

NOTE 15 – LONG TERM BANK LOANS

		December 31, 2019	December 31, 2018
Long-term loans
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”)	(1)	$8,041,600	$8,578,600
Dongfang Credit Cooperative Association	(2)	718,000	-
Subtotal		8,759,600	8,578,600
Less: current portion of long-term loans		(1,436,100)	(436,200)
Total		$7,323,600	$8,142,400

(1)

In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for the purpose of expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum.

REIT Changjiang pledged its land use right of 306,000 square meters and construction in progress on this land, as well as certain production lines as collaterals to secure this loan. RETO and Beijing REIT also pledged their shares in REIT Changjiang of 15.683% and 84.317%, respectively, as collateral to further secure the loan. The loan is also guaranteed by the CEO and principal shareholders of the Company. The Company repaid approximately $0.1 million (RMB 1.0 million) in fiscal 2018 and $0.4 million (RMB 3.0 million) in fiscal 2019. As of December 31, 2019, the outstanding balance of this loan was $8,041,600 (RMB 5.6 million). Subsequent to the year end, on May 11, 2020, REIT Changjiang obtained approval from CCCA and amended the loan repayment schedule and the repayment of $287,000 (RMB 2.0 million) which was originally scheduled on June 19, 2020 has been extended to December 19, 2021.

(2)	In March 2019, REIT Construction entered into a bank loan agreement with Dongfang Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for two years. The loan bears a fixed interest rate of 9.72% per annum. REIT Construction is required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan is guaranteed by the CEO and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) from March 26, 2020 to January 2021.

For the years ended December 31, 2019, 2018 and 2017, interest on the Company’s long-term bank loans amounted to $612,080, $552,804 and $585,158, respectively.

As of the date of this report, the repayment schedule of the Company’s remaining long-term bank loan is as follows:

	Repayment in RMB	Repayment in USD
March 26, 2020	1,000,000	$143,600
December 19, 2020	6,000,000	861,600
January 31, 2021	1,000,000	143,600
March 26, 2021	3,000,000	430,800
June 19, 2021	6,000,000	861,600
December 19, 2021	9,000,000	1,292,400
June 19, 2022	7,000,000	1,005,200
December 19, 2022	7,000,000	1,005,200
June 19, 2023	7,000,000	1,005,200
December 19, 2023	7,000,000	1,005,200
June 19, 2024	7,000,000	1,005,200
Total	$61,000,000	$8,759,600